Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Change In The Fair Value Of The Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities, beginning		$ 17,140,250
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500	(3,089,060)
Derivative warrant liabilities, ending	$ 17,140,250	$ 14,051,190